JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
April 1, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the JPMorgan SmartSpending 2020 (the “Fund”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 106 (Amendment No. 107 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 for the purpose of registering the JPMorgan SmartSpending 2020 Fund under the Trust. The Fund seeks to provide total return consisting of current income and capital appreciation.
Please contact the undersigned at (212) 648-0919 if you have any questions.
Very truly yours,
/s/ Carmine Lekstutis

Carmine Lekstutis
Assistant Secretary